U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI  53202

February 5, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Provident Mutual Funds, Inc. (the “Company”) File Nos.: 033-06836 and 811-04722

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, the Provident Trust Strategy Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated January 31, 2019, and filed electronically as Post-Effective Amendment No. 51 to the Company’s Registration Statement on Form N‑1A on January 30, 2019.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, J.D.
Assistant Vice President and Counsel
for U.S. Bank Global Fund Services